FINANCIAL INSTRUMENTS (Schedule of Sensitivity Tests Relating to Changes in Market Factors) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Increase of 5% in exchange rate [Member]
Sensitivity test to changes in the USD/NIS exchange rate:
Gain (loss) from change:	$ (69)	$ (639)
Decrease of 5% in exchange rate [Member]
Sensitivity test to changes in the USD/NIS exchange rate:
Gain (loss) from change:	69	639
Increase of 5% in market price [Member]
Sensitivity test to changes in market price of listed securities:
Gain (loss) from change:	319	927
Decrease of 5% in market price [Member]
Sensitivity test to changes in market price of listed securities:
Gain (loss) from change:	$ (319)	$ (927)